Preferred Stock	9 Months Ended
Sep. 30, 2014
Equity [Abstract]
Preferred Stock

NOTE 6 – Preferred Stock

The total number of preferred shares authorized that may be issued by the Company is 5,000,000 shares with a par value of $0.001 per share.

As of September 30, 2014, the Company had no shares of its preferred stock issued and outstanding.